CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (UNAUDITED) ¥ in Thousands, $ in Thousands	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
NON-CURRENT ASSETS
Property, plant and equipment | ¥		¥ 244	¥ 275
Right-of-use Assets | ¥		1,192
TOTAL NON-CURRENT ASSETS | ¥		1,436	275
CURRENT ASSETS
Trade receivables | ¥		297
Prepayments | ¥		57	39
Other receivables | ¥		647	636
Cash and cash equivalents | ¥		4,386	6,793
TOTAL CURRENT ASSETS | ¥		5,387	7,468
TOTAL ASSETS | ¥		6,823	7,743
CURRENT LIABILITIES
Trade payables | ¥		366	100
Other payables and accrued liabilities | ¥		1,418	1,639
Taxes payable | ¥		16,788	16,788
Lease liabilities | ¥		1,265
Due to a related company | ¥		4,747	4,041
Due to the Shareholder | ¥		6,977	6,973
TOTAL CURRENT LIABILITIES | ¥		31,561	29,541
NON-CURRENT LIABILITIES
Lease liabilities | ¥		37
TOTAL NON-CURRENT LIABILITIES | ¥		37
TOTAL LIABILITIES | ¥		31,598	29,541
DEFICIENCY IN ASSETS
Issued capital | ¥		312,081	312,081
Reserves | ¥		(336,856)	(333,879)
TOTAL DEFICIENCY IN ASSETS | ¥		(24,775)	(21,798)
TOTAL LIABILITIES AND EQUITY | ¥		¥ 6,823	¥ 7,743
USD [Member]
NON-CURRENT ASSETS
Property, plant and equipment | $	$ 36
Right-of-use Assets | $	174
TOTAL NON-CURRENT ASSETS | $	210
CURRENT ASSETS
Trade receivables | $	43
Prepayments | $	8
Other receivables | $	94
Cash and cash equivalents | $	639
TOTAL CURRENT ASSETS | $	784
TOTAL ASSETS | $	994
CURRENT LIABILITIES
Trade payables | $	53
Other payables and accrued liabilities | $	207
Taxes payable | $	2,445
Lease liabilities | $	184
Due to a related company | $	691
Due to the Shareholder | $	1,016
TOTAL CURRENT LIABILITIES | $	4,596
NON-CURRENT LIABILITIES
Lease liabilities | $	5
TOTAL NON-CURRENT LIABILITIES | $	5
TOTAL LIABILITIES | $	4,601
DEFICIENCY IN ASSETS
Issued capital | $	45,448
Reserves | $	(49,055)
TOTAL DEFICIENCY IN ASSETS | $	(3,607)
TOTAL LIABILITIES AND EQUITY | $	$ 994